Loans, net - Disclosure Of Maturity Analysis For Financial Liabilities (Detail) - Gross carrying amount [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	S/ 5,788,869	S/ 6,163,807
Expected loss	1,156,465	1,302,428
30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	4,146,405	4,260,747
Expected loss	381,618	450,143
90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	3,496	3,060
Expected loss	3,355	2,801
30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	470,184	631,419
Expected loss	89,318	118,743
90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,168,784	1,268,581
Expected loss	682,174	730,741
Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,667,078	2,645,405
Expected loss	167,280	170,756
Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,322,142	2,169,530
Expected loss	20,831	36,418
Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount		6
Expected loss		5
Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	46,755	129,463
Expected loss	485	1,990
Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	298,181	346,406
Expected loss	145,964	132,343
Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,857,726	2,137,384
Expected loss	868,282	969,116
Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,123,709	1,299,718
Expected loss	334,616	369,516
Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,529	2,581
Expected loss	1,394	2,373
Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	261,956	322,975
Expected loss	80,734	104,900
Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	470,532	512,110
Expected loss	451,538	492,327
Mortgage loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	989,552	994,182
Expected loss	68,389	88,277
Mortgage loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	511,549	539,780
Expected loss	17,480	35,542
Mortgage loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	130,968	129,307
Expected loss	4,903	8,414
Mortgage loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	347,035	325,095
Expected loss	46,006	44,321
Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	274,513	386,836
Expected loss	52,514	74,279
Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	189,005	251,719
Expected loss	8,691	8,667
Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,967	473
Expected loss	1,961	423
Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	30,505	49,674
Expected loss	3,196	3,439
Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	53,036	84,970
Expected loss	38,666	61,750
Stage 2 [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	4,616,589	4,892,166
Expected loss	470,936	568,886
Stage 2 [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	4,146,405	4,260,747
Expected loss	381,618	450,143
Stage 2 [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	470,184	631,419
Expected loss	89,318	118,743
Stage 2 [member] | Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,368,897	2,298,993
Expected loss	21,316	38,408
Stage 2 [member] | Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,322,142	2,169,530
Expected loss	20,831	36,418
Stage 2 [member] | Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	46,755	129,463
Expected loss	485	1,990
Stage 2 [member] | Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,385,665	1,622,693
Expected loss	415,350	474,416
Stage 2 [member] | Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,123,709	1,299,718
Expected loss	334,616	369,516
Stage 2 [member] | Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	261,956	322,975
Expected loss	80,734	104,900
Stage 2 [member] | Mortgage loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	642,517	669,087
Expected loss	22,383	43,956
Stage 2 [member] | Mortgage loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	511,549	539,780
Expected loss	17,480	35,542
Stage 2 [member] | Mortgage loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	130,968	129,307
Expected loss	4,903	8,414
Stage 2 [member] | Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	219,510	301,393
Expected loss	11,887	12,106
Stage 2 [member] | Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	189,005	251,719
Expected loss	8,691	8,667
Stage 2 [member] | Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	30,505	49,674
Expected loss	3,196	3,439
Stage 3 [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,172,280	1,271,641
Expected loss	685,529	733,542
Stage 3 [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	3,496	3,060
Expected loss	3,355	2,801
Stage 3 [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,168,784	1,268,581
Expected loss	682,174	730,741
Stage 3 [member] | Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	298,181	346,412
Expected loss	145,964	132,348
Stage 3 [member] | Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount		6
Expected loss		5
Stage 3 [member] | Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	298,181	346,406
Expected loss	145,964	132,343
Stage 3 [member] | Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	472,061	514,691
Expected loss	452,932	494,700
Stage 3 [member] | Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,529	2,581
Expected loss	1,394	2,373
Stage 3 [member] | Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	470,532	512,110
Expected loss	451,538	492,327
Stage 3 [member] | Mortgage loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	347,035	325,095
Expected loss	46,006	44,321
Stage 3 [member] | Mortgage loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	347,035	325,095
Expected loss	46,006	44,321
Stage 3 [member] | Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	55,003	85,443
Expected loss	40,627	62,173
Stage 3 [member] | Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,967	473
Expected loss	1,961	423
Stage 3 [member] | Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	53,036	84,970
Expected loss	S/ 38,666	S/ 61,750